CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 153.4	$ 168.4
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 153.4	$ 168.4